COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 30, 2014 Bridgemedica LLC [Member]	Dec. 31, 2013 Bridgemedica LLC [Member]
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency, Name of Plaintiff		Viatar CTC Solutions
Loss Contingency, Name of Defendant		Bridgemedica
Loss Contingency, Damages Sought, Value		$ 1,500,000
Loss Contingencies Delinquent Payments		179,000
Stock Issued During Period, Shares, New Issues						150,000
Loss Contingency Accrual, Payments						20,000	20,000
Accrued Liabilities, Current	469,700	374,476	416,987			5,000	168,593
Percentage Of Royalty Payments				2.75%	10.00%
Annual Royalty Payment Description	The total minimum annual royalty payments for the first year after regulatory approval is obtained will be $200,000 or zero depending on the product category; thereafter minimum annual payments will be zero or in the range of $400,000 to $1,000,000, depending primarily on whether the Company obtains regulatory approval for additional product categories. In the event the Company achieves $50 million of annual sales, either cumulatively or for certain product categories in a single year, additional payments of $500,000 would be due.
Milestone Payments	300,000
License Agreement One Time Fee Payment, Percentage	5.00%
License Agreement Annual Cap Amount		$ 200,000
License Agreement Annual Cap Description		The annual cap for subsequent years has not been negotiated, and the cap will expire in its entirety once the Company obtains regulatory approval to sell a licensed product or raises an aggregate of $15 million of financing.